Taxes (Tables)	6 Months Ended
Mar. 31, 2021
Taxes
Schedule of effective tax rates

	For the six months ended
	March 31,
	2021	2020
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption	(47.99)%	(31.11)%
Favorable tax rate impact (a)	0.41%	0.10%
Changes of deferred tax assets valuation allowances	0.82%	7.70%
Non-PRC entities not subject to PRC income tax	(23.01)%	(62.57)%
Total	1.25%	(60.88)%

Schedule of provision for income tax

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Current	$17,212	$24,144
Deferred	—	—
Total	$17,212	$24,144

Schedule of components of deferred tax

	As of	As of
	March 31,	September 30,
	2021	2020
	(unaudited)
Net operating loss carryforwards	$224,543	$199,342
Deferred	(224,543)	(199,342)
Total	$—	$—